Equipment, Software and Lease Prepayments	6 Months Ended
Jun. 30, 2026
Equipment Software And Lease Prepayments
Equipment, Software and Lease Prepayments

Note 10. Equipment, Software and Lease Prepayments

Equipment, software and lease prepayments represent advance payments for goods and services to be received in future periods. As of June 30, 2026, prepayments primarily relate to deposits and milestone payments for high-performance computing equipment with WWT Australia Pty Ltd, down payments under an Equipment-as-a-Service (EaaS)/Device-as-a-Service (DaaS) arrangement with Lenovo Global Financial Services (Australia & New Zealand) Pty Limited, and prepayments to Dicker Data Limited for VAST Data software.

As of June 30, 2026, equipment, software and lease prepayments consisted of:

●	WWT Australia Pty Ltd – $256,186 thousand
●	Lenovo Global Financial Services (Australia & New Zealand) Pty Limited – $33,094 thousand
●	Dicker Data Limited (VAST Data software) – $13,368 thousand

Prepayments associated with hardware, software, and managed services arrangements will be recognized as property and equipment, capitalized software, or leases as the underlying assets are delivered and placed into service or as services are rendered.